Investment Objectives and Goals	Jul. 16, 2026
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable US Small Cap Fund
Venerable International Equity Fund | Venerable International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable International Equity Fund